Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities.
Schedule of change in the lease liabilities

The following tables reconciles the change in the lease liabilities and discloses a maturity analysis of the lease liabilities for year ended December 31, 2020 and 2019:

Balance as at January 1, 2019	$1,553,524
Accretion of lease liability	91,112
Repayment of principal and interest

Repayment of principal and interest	(515,387)
Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At December 31, 2020	lease payments	Interest	payments
Less than one year	$641,448	$65,216	$576,232
Between one and five years	458,146	84,257	373,889
More than five years	133,118	7,466	125,652
	$1,232,712	$156,939	1,075,773
Current portion of lease liabilities			576,232
Non-current portion of lease liabilities			$499,541